Share-based payments	12 Months Ended
Jun. 30, 2024
Share-based Payments
Share-based payments

30. Share-based payments

Performance Rights Plan

The Company has a performance-based compensation scheme which allows select employees, contractors and consultants the right to acquire ordinary shares in the Company upon the Company attaining certain milestones and performance targets (“Performance Right”). No amounts are paid or payable by the recipient on receipt of the Performance Right or the shares (if issued). The Performance Rights carry neither entitlement to dividends nor voting rights.

Performance Rights vesting conditions

Tranche	Vesting Conditions	Expiry Date
1	Total Group operating revenue greater than A$500,000 for 3 consecutive calendar months.	30 June 2024
2	Total Group operating revenue greater than A$1,000,000 for 3 consecutive calendar months.	30 June 2024
3	Total Group operating revenue greater than A$2,000,000 for 3 consecutive calendar months.	30 June 2024

As at 30 June 2024, the tranche 2 and 3 vesting conditions have not been met and have therefore expired. With respect to tranche 1, the Company is yet to make a final determination as to the amount of performance rights that may be exercised, if any.

Valuation and recognition

The liability for the performance rights is measured, initially and at the end of each reporting period until settled, at the full fair value of the performance rights, taking into account the probability of the Company attaining the performance hurdles, the probability that employees will remain eligible to retain the performance rights through continued service and the extent to which employees have rendered services to date.

The value of the Performance Rights within the Reserve at 30 June 2024 was $2,766,712 (2022: $2,203,370). The expense recognised for employee services received during the year was $426,899 (2023: $460,603).

Movements in Performance Rights during the year

	2024	2023
Tranche 1
Balance at beginning of year	121,116	82,686
Granted during the year	17,832	42,493
Forfeited during the year	(1,310)	(4,063)
Exercised during the year	-	-
Expired during the year	-	-
Balance at end of year	137,638	121,116

	2024	2023
Tranche 2
Balance at beginning of year	16,799	17,200
Granted during the year	-	5,900
Forfeited during the year	(2,717)	(6,301)
Exercised during the year	-	-
Expired during the year	(14,082)	-
Balance at end of year	-	16,799

	2024	2023
Tranche 3
Balance at beginning of year	28,793	28,680
Granted during the year	-	10,628
Forfeited during the year	(4,524)	(10,515)
Exercised during the year	-	-
Expired during the year	(24,269)	-
Balance at end of year	-	28,793

The grants during the period ended 30 June 2024 related to the conversion of debts to Performance Rights. The estimated fair value of each Performance Right granted is $9.45, which is equal to the share price at the date of the grant converted into equivalent Australian Dollars at that date.